Unbilled receivables (Tables)	12 Months Ended
Jun. 30, 2026
Unbilled Receivables
Schedule of unbilled receivables

	2026 USD	2025 USD
Resource and managed services delivered but not yet billed — VIS India	605,203	–
Services delivered but not yet billed — VIS international sub-group	209,687	–
Accrued income receivable — Connect Simple, Vega group and VIS India sub-groups	282,378	–
	1,097,268	–